Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Summary of straight-line basis over the useful life of the assets at annual rates
%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*
Office furniture and equipment	7 - 15

(* Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.